Condensed Statements of Cash Flows (Unaudited)	4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,030)	$ (68,604)	$ (1,594,068)
Adjustments to reconcile net loss to net cash used in operating activities:
Income on investments held in Trust Account		(11)	(461,133)
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(332,633)	320,216
Due to affiliates		79,673	119,490
Accounts payable	1,000		727,668
Franchise tax payable		60,750	70,642
Income taxes payable			52,582
Net cash used in operating activities	(30)	(260,825)	(764,603)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account		(75,000,000)	(3,049,628)
Net cash used in investing activities		(75,000,000)	(3,049,628)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of over-allotment option			2,276,860
Proceeds from Initial public offering		73,500,000
Proceeds from sale of private units		3,475,000
Proceeds from sale of private units to sponsor		25,000	45,540
Payment of offering costs		(538,219)	(45,538)
Proceeds from convertible promissory note – related party			772,769
Proceeds from notes payable – related party	25,100
Net cash provided by financing activities	25,100	76,461,781	3,049,631
NET CHANGE IN CASH	25,070	1,200,956	(764,600)
CASH, BEGINNING OF PERIOD			1,200,956
CASH, END OF PERIOD	25,070	1,200,956	436,356
Supplemental disclosure on noncash activities:
Initial value of Class A common stock subject to possible redemption		75,000,000
Deferred underwriting commission payable		2,625,000	79,690
Accretion for redeemable common stock to redemption value		$ 7,121,726
Deferred offering costs paid by note payable – related party	62,500
Deferred offering cost paid by the Sponsor in exchange for the issuance of common stock	$ 25,000